Acquisitions and Divestitures (Details Narrative) (10-K) - USD ($)								3 Months Ended	12 Months Ended
	Nov. 30, 2020	Sep. 29, 2020	Jul. 02, 2020	Jun. 30, 2020	Mar. 11, 2020	Feb. 17, 2020	Nov. 06, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 23, 2019
Business Acquisition [Line Items]
Common stock, shares outstanding								25,685,981	14,471,403	8,015,756
Number of shares issued during acquisition, value								$ 1,252,500	$ 3,691,338
Number of shares issued for acquisition of assets, value										$ 98,613
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding									14,471,403	8,015,756
Number of shares issued during acquisition								750,000	2,210,382
Number of shares issued during acquisition, value								$ 750	$ 2,210
Number of shares issued for acquisition of assets										45,000
Number of shares issued for acquisition of assets, value										$ 45
HMNRTH LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets					238,750
Number of shares issued for acquisition of assets, value			$ 70,850
ED Roses, LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired											50.00%
Uber Mom, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets							45,000
Number of shares issued for acquisition of assets, value							$ 52,352
Purchase Agreement [Member] | Cloud B Shares [Member]
Business Acquisition [Line Items]
Stock issued during period, shares						80,065
Share issued price per share						$ 1.00
Ownership interest						72.15%
Common stock, shares outstanding						110,964
Number of shares issued during acquisition						80,065
Indemnification Agreement [Member] | Pearl 33 Holdings, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition				150,000
Number of shares issued during acquisition, value				$ 405,000
Stock Exchange Agreement [Member] | Sellers [Member]
Business Acquisition [Line Items]
Stock issued during period, shares		125,000
Cumulative revenue		$ 10,000,000
Stock Exchange Agreement [Member] | Sellers [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition		2,210,382
Stock Exchange Agreement [Member] | Sellers [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition		764,618
Stock Exchange Agreement [Member] | SRM Entertainment, LTD [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Business acquisition number of shares acquired	200,000